Retirement Benefit Obligations - Summary of Reconciliation of Scheme Asset (Parenthetical) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Defined contribution expense	€ 259	€ 225	€ 228
Continuing and Discontinued operations [member]
Disclosure of defined benefit plans [line items]
Defined contribution expense	€ 267	€ 235	€ 244